As filed with the Securities and Exchange Commission on March 9, 2017

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 458	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 460	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

     It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (April 7, 2017) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

     If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 458 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectus and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 93, which was filed with the Securities and Exchange Commission on June 17, 2014. This Post-Effective Amendment No. 458 is filed solely for the purpose of designating April 7, 2017 as the new effective date of Post-Effective Amendment No. 93, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 119 to the Trust’s Registration Statement, as filed August 29, 2014, Post-Effective Amendment No. 131 to the Trust’s Registration Statement, as filed September 25, 2014, Post-Effective Amendment No. 142 to the Trust’s Registration Statement, as filed October 23, 2014, Post-Effective Amendment No. 154 to the Trust’s Registration Statement, as filed November 20, 2014, Post-Effective Amendment No. 164 to the Trust’s Registration Statement, as filed December 18, 2014, Post-Effective Amendment No. 174 to the Trust’s Registration Statement, as filed January 15, 2015, Post-Effective Amendment No. 184 to the Trust’s Registration Statement, as filed February 12, 2015, Post-Effective Amendment No. 194 to the Trust’s Registration Statement, as filed March 12, 2015, Post-Effective Amendment No. 204 to the Trust’s Registration Statement, as filed April 9, 2015, Post-Effective Amendment No. 214 to the Trust’s Registration Statement, as filed May 7, 2015, Post-Effective Amendment No. 224 to the Trust’s Registration Statement, as filed June 4, 2015, Post-Effective Amendment No. 234 to the Trust’s Registration Statement, as filed July 2, 2015, Post-Effective Amendment No. 244 to the Trust’s Registration Statement, as filed July 30, 2015, Post-Effective Amendment No. 254 to the Trust’s Registration Statement, as filed August 27, 2015, Post-Effective Amendment No. 264 to the Trust’s Registration Statement, as filed September 24, 2015, Post-Effective Amendment No. 274 to the Trust’s Registration Statement, as filed October 22, 2015, Post-Effective Amendment No. 286 to the Trust’s Registration Statement, as filed November 19, 2015, Post-Effective Amendment No. 296 to the Trust’s Registration Statement, as filed December 17, 2015, Post-Effective Amendment No. 306 to the Trust’s Registration Statement, as filed January 14, 2016, Post-Effective Amendment No. 316 to the Trust’s Registration Statement, as filed February 11, 2016, Post-Effective Amendment No. 326 to the Trust’s Registration Statement, as filed March 10, 2016, Post-Effective Amendment No. 336 to the Trust’s Registration Statement, as filed April 7, 2016, Post-Effective Amendment No. 346 to the Trust’s Registration Statement, as filed May 5, 2016, Post-Effective Amendment No. 356 to the Trust’s Registration Statement, as filed June 2, 2016, Post-Effective Amendment No. 366 to the Trust’s Registration Statement, as filed June 30, 2016, Post-Effective Amendment No. 376 to the Trust’s Registration Statement, as filed July 28, 2016, Post-Effective Amendment No. 386 to the Trust’s Registration Statement, as filed August 25, 2016, Post-Effective Amendment No. 396 to the Trust’s Registration Statement, as filed September 22, 2016, Post-Effective Amendment No. 406 to the Trust’s Registration Statement, as filed October 20, 2016, Post-Effective Amendment No. 418 to the Trust’s Registration Statement, as filed November 17, 2016, Post-Effective Amendment No. 428 to the Trust’s Registration Statement, as filed December 15, 2016, Post-Effective Amendment No. 438 to the Trust’s Registration Statement, as filed January 12, 2017, and Post-Effective Amendment No. 448 to the Trust’s Registration Statement, as filed February 9, 2017. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 458 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 9th day of March, 2017.

PIMCO ETF TRUST
(Registrant)

By:

Peter G. Strelow*, President

*, **By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	March 9, 2017
Brent R. Harris**
	Trustee	March 9, 2017
Douglas M. Hodge*
	Trustee	March 9, 2017
George E. Borst**
	Trustee	March 9, 2017
Jennifer H. Dunbar**
	Trustee	March 9, 2017
Kym M. Hubbard**
	Trustee	March 9, 2017
Gary F. Kennedy**
	Trustee	March 9, 2017
Peter B. McCarthy**
	Trustee	March 9, 2017
Ronald C. Parker**
	President (Principal Executive Officer)	March 9, 2017
Peter G. Strelow*
	Treasurer (Principal Financial and Accounting Officer)	March 9, 2017
Trent W. Walker*

*, **By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 347 to the Registration Statement on May 19, 2016, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 449 to the Registration Statement on February 23, 2017, and incorporated by reference herein.